Convertible Notes Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of the Company's Convertible Note Receivable
A summary of the fair value of the Kutcho Convertible Note and the fair value changes recognized as a component of the Company’s net earnings during the six months ended June 30, 2022 and 2021 is presented below:

	Six Months Ended June 30, 2022

(in thousands)	Fair Value at Dec 31, 2021	Amount Advanced	Termination	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2022

Kutcho	$17,086	$-	$(15,706)	$(1,380)	$-

	Six Months Ended June 30, 2021

(in thousands)	Fair Value at Dec 31, 2020	Amount Advanced	Termination	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021

Kutcho	$11,353	$-	$-	$4,626	$15,979